Distribution Date:	03/15/24	WFRBS Commercial Mortgage Trust 2014-C23
Determination Date:	03/11/24
Next Distribution Date:	04/17/24
Record Date:	02/29/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	15-17		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 2)	18-20		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Principal Prepayment Detail	21	Administrator	BellOak, LLC
			Attention: Reporting		Reporting@belloakadvisors.com
Historical Detail	22
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Delinquency Loan Detail	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	24		Bank, N.A.
Specially Serviced Loan Detail - Part 1	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	27	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939HAU9	1.663000%	43,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939HAV7	3.185000%	33,162,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939HAW5	3.711000%	8,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939HAX3	3.650000%	245,000,000.00	192,826,142.76	2,063,498.35	586,512.85	0.00	0.00	2,650,011.20	190,762,644.41	38.41%	30.00%
A-5	92939HAY1	3.917000%	257,750,000.00	257,750,000.00	0.00	841,338.96	0.00	0.00	841,338.96	257,750,000.00	38.41%	30.00%
A-SB	92939HAZ8	3.636000%	70,822,000.00	6,693,314.80	2,580,366.49	20,280.74	0.00	0.00	2,600,647.23	4,112,948.31	38.41%	30.00%
A-S	92939HBA2	4.210000%	56,451,000.00	56,451,000.00	0.00	198,048.93	0.00	0.00	198,048.93	56,451,000.00	30.73%	24.00%
B	92939HBB0	4.387978%	44,691,000.00	44,691,000.00	0.00	163,419.28	0.00	0.00	163,419.28	44,691,000.00	24.65%	19.25%
C	92939HBC8	3.860978%	35,281,000.00	35,281,000.00	0.00	113,515.98	0.00	0.00	113,515.98	35,281,000.00	19.84%	15.50%
D	92939HAJ4	4.003978%	76,444,000.00	76,444,000.00	0.00	255,066.76	0.00	0.00	255,066.76	76,444,000.00	9.44%	7.38%
E	92939HAL9	3.400000%	11,761,000.00	11,761,000.00	0.00	33,322.83	0.00	0.00	33,322.83	11,761,000.00	7.84%	6.13%
F	92939HAN5	3.400000%	17,641,000.00	17,641,000.00	0.00	49,982.83	0.00	0.00	49,982.83	17,641,000.00	5.44%	4.25%
G	92939HAQ8	3.400000%	39,986,629.00	39,986,629.00	0.00	98,562.85	0.00	0.00	98,562.85	39,986,629.00	0.00%	0.00%
R	92939HAS4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			940,849,630.00	739,525,086.56	4,643,864.84	2,360,052.01	0.00	0.00	7,003,916.85	734,881,221.72

X-A	92939HBE4	0.542662%	715,045,000.00	513,720,457.56	0.00	232,313.67	0.00	0.00	232,313.67	509,076,592.72
X-B	92939HBF1	0.306539%	156,416,000.00	156,416,000.00	0.00	39,956.32	0.00	0.00	39,956.32	156,416,000.00
X-C	92939HAA3	0.987978%	11,761,000.00	11,761,000.00	0.00	9,683.01	0.00	0.00	9,683.01	11,761,000.00
X-D	92939HAC9	0.987978%	17,641,000.00	17,641,000.00	0.00	14,524.10	0.00	0.00	14,524.10	17,641,000.00
X-E	92939HAE5	0.987978%	39,986,629.00	39,986,629.00	0.00	32,921.60	0.00	0.00	32,921.60	39,986,629.00
X-Y	92939HAG0	0.096667%	39,033,711.00	1,008,576.57	0.00	81.25	0.00	0.00	81.25	1,005,858.74
Notional SubTotal			979,883,340.00	740,533,663.13	0.00	329,479.95	0.00	0.00	329,479.95	735,887,080.46

Deal Distribution Total					4,643,864.84	2,689,531.96	0.00	0.00	7,333,396.80

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939HAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939HAV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939HAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939HAX3	787.04548065	8.42244224	2.39393000	0.00000000	0.00000000	0.00000000	0.00000000	10.81637224	778.62303841
A-5	92939HAY1	1,000.00000000	0.00000000	3.26416667	0.00000000	0.00000000	0.00000000	0.00000000	3.26416667	1,000.00000000
A-SB	92939HAZ8	94.50897744	36.43453291	0.28636215	0.00000000	0.00000000	0.00000000	0.00000000	36.72089506	58.07444452
A-S	92939HBA2	1,000.00000000	0.00000000	3.50833342	0.00000000	0.00000000	0.00000000	0.00000000	3.50833342	1,000.00000000
B	92939HBB0	1,000.00000000	0.00000000	3.65664854	0.00000000	0.00000000	0.00000000	0.00000000	3.65664854	1,000.00000000
C	92939HBC8	1,000.00000000	0.00000000	3.21748193	0.00000000	0.00000000	0.00000000	0.00000000	3.21748193	1,000.00000000
D	92939HAJ4	1,000.00000000	0.00000000	3.33664853	0.00000000	0.00000000	0.00000000	0.00000000	3.33664853	1,000.00000000
E	92939HAL9	1,000.00000000	0.00000000	2.83333305	0.00000000	0.00000000	0.00000000	0.00000000	2.83333305	1,000.00000000
F	92939HAN5	1,000.00000000	0.00000000	2.83333314	0.00000000	0.00000000	0.00000000	0.00000000	2.83333314	1,000.00000000
G	92939HAQ8	1,000.00000000	0.00000000	2.46489520	0.36843816	20.19332637	0.00000000	0.00000000	2.46489520	1,000.00000000
R	92939HAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939HBE4	718.44493362	0.00000000	0.32489378	0.00000000	0.00000000	0.00000000	0.00000000	0.32489378	711.95042650
X-B	92939HBF1	1,000.00000000	0.00000000	0.25544906	0.00000000	0.00000000	0.00000000	0.00000000	0.25544906	1,000.00000000
X-C	92939HAA3	1,000.00000000	0.00000000	0.82331519	0.00000000	0.00000000	0.00000000	0.00000000	0.82331519	1,000.00000000
X-D	92939HAC9	1,000.00000000	0.00000000	0.82331500	0.00000000	0.00000000	0.00000000	0.00000000	0.82331500	1,000.00000000
X-E	92939HAE5	1,000.00000000	0.00000000	0.82331521	0.00000000	0.00000000	0.00000000	0.00000000	0.82331521	1,000.00000000
X-Y	92939HAG0	25.83860320	0.00000000	0.00208153	0.00000000	0.00000000	0.00000000	0.00000000	0.00208153	25.76897544

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/24 - 02/29/24	30	0.00	586,512.85	0.00	586,512.85	0.00	0.00	0.00	586,512.85	0.00
A-5	02/01/24 - 02/29/24	30	0.00	841,338.96	0.00	841,338.96	0.00	0.00	0.00	841,338.96	0.00
A-SB	02/01/24 - 02/29/24	30	0.00	20,280.74	0.00	20,280.74	0.00	0.00	0.00	20,280.74	0.00
X-A	02/01/24 - 02/29/24	30	0.00	232,313.67	0.00	232,313.67	0.00	0.00	0.00	232,313.67	0.00
X-B	02/01/24 - 02/29/24	30	0.00	39,956.32	0.00	39,956.32	0.00	0.00	0.00	39,956.32	0.00
X-C	02/01/24 - 02/29/24	30	0.00	9,683.01	0.00	9,683.01	0.00	0.00	0.00	9,683.01	0.00
X-D	02/01/24 - 02/29/24	30	0.00	14,524.10	0.00	14,524.10	0.00	0.00	0.00	14,524.10	0.00
X-E	02/01/24 - 02/29/24	30	0.00	32,921.60	0.00	32,921.60	0.00	0.00	0.00	32,921.60	0.00
X-Y	02/01/24 - 02/29/24	30	0.00	81.25	0.00	81.25	0.00	0.00	0.00	81.25	0.00
A-S	02/01/24 - 02/29/24	30	0.00	198,048.93	0.00	198,048.93	0.00	0.00	0.00	198,048.93	0.00
B	02/01/24 - 02/29/24	30	0.00	163,419.28	0.00	163,419.28	0.00	0.00	0.00	163,419.28	0.00
C	02/01/24 - 02/29/24	30	0.00	113,515.98	0.00	113,515.98	0.00	0.00	0.00	113,515.98	0.00
D	02/01/24 - 02/29/24	30	0.00	255,066.76	0.00	255,066.76	0.00	0.00	0.00	255,066.76	0.00
E	02/01/24 - 02/29/24	30	0.00	33,322.83	0.00	33,322.83	0.00	0.00	0.00	33,322.83	0.00
F	02/01/24 - 02/29/24	30	0.00	49,982.83	0.00	49,982.83	0.00	0.00	0.00	49,982.83	0.00
G	02/01/24 - 02/29/24	30	792,730.45	113,295.45	0.00	113,295.45	14,732.60	0.00	0.00	98,562.85	807,463.05
Totals			792,730.45	2,704,264.56	0.00	2,704,264.56	14,732.60	0.00	0.00	2,689,531.96	807,463.05

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939HBA2	4.210000%	56,451,000.00	56,451,000.00	0.00	198,048.93	0.00	0.00	198,048.93	56,451,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939HBB0	4.387978%	44,691,000.00	44,691,000.00	0.00	163,419.28	0.00	0.00	163,419.28	44,691,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939HBC8	3.860978%	35,281,000.00	35,281,000.00	0.00	113,515.98	0.00	0.00	113,515.98	35,281,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			136,423,000.03	136,423,000.00	0.00	474,984.19	0.00	0.00	474,984.19	136,423,000.00

Exchangeable Certificate Details
PEX	92939HBD6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	7,333,396.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,634,319.14	Master Servicing Fee	16,690.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,642.73
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	297.78
ARD Interest	0.00	Trust Advisor Fee	1,248.04
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	90,262.97
Total Interest Collected	2,724,582.11	Total Fees	21,089.15

Principal		Expenses/Reimbursements
Scheduled Principal	4,643,864.84	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,961.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	4,643,864.84	Total Expenses/Reimbursements	13,961.02

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,689,531.96
Excess Liquidation Proceeds	0.00	Principal Distribution	4,643,864.84
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	7,333,396.80
Total Funds Collected	7,368,446.95	Total Funds Distributed	7,368,446.97

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	739,314,080.24	739,314,080.24	Beginning Certificate Balance	739,525,086.56
(-) Scheduled Principal Collections	4,643,864.84	4,643,864.84	(-) Principal Distributions	4,643,864.84
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	734,670,215.40	734,670,215.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	739,314,080.26	739,314,080.26	Ending Certificate Balance	734,881,221.72
Ending Actual Collateral Balance	734,670,215.42	734,670,215.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	211,006.32
Beginning Cumulative Advances	0.00	211,006.68	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	211,006.32
Ending Cumulative Advances	0.00	211,006.68	Net WAC Rate	4.39%
			UC / (OC) Interest	771.58
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	28	208,042,016.75	28.32%	6	4.5700	NAP	Defeased	28	208,042,016.75	28.32%	6	4.5700	NAP
1,000,000 or less	2	1,896,426.40	0.26%	5	4.8377	2.251383	1.20 or less	7	125,744,719.90	17.12%	8	4.3444	0.791340
1,000,001 to 2,000,000	10	13,921,000.84	1.89%	6	4.3163	2.205542	1.21 to 1.30	2	72,275,853.44	9.84%	5	4.5844	1.226924
2,000,001 to 3,000,000	4	9,442,647.93	1.29%	5	4.6272	2.886420	1.31 to 1.40	3	90,342,037.22	12.30%	5	4.4689	1.342148
3,000,001 to 4,000,000	3	10,619,992.38	1.45%	7	4.6419	1.556835	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	1	4,809,054.39	0.65%	6	4.5300	4.123300	1.51 to 1.60	1	997,770.32	0.14%	5	5.2500	1.563800
5,000,001 to 6,000,000	2	11,934,864.07	1.62%	6	4.4602	2.357157	1.61 to 1.70	4	11,573,778.88	1.58%	6	4.6148	1.657505
6,000,001 to 7,000,000	3	20,195,388.21	2.75%	6	4.4414	2.876812	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	1	7,467,003.67	1.02%	6	4.6000	1.053300	1.81 to 1.90	1	6,615,027.45	0.90%	6	4.3100	1.892000
8,000,001 to 9,000,000	2	16,973,148.38	2.31%	5	4.4830	2.234656	1.91 to 2.00	4	23,158,988.07	3.15%	6	4.5672	1.938069
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	5	145,131,824.61	19.75%	6	4.1065	2.196194
10,000,001 to 15,000,000	3	38,901,217.98	5.30%	6	4.4430	2.147824	2.26 to 2.50	2	22,158,474.35	3.02%	5	4.6082	2.379384
15,000,001 to 20,000,000	1	18,088,064.18	2.46%	7	4.5000	1.349600	2.51 to 3.50	4	9,356,464.54	1.27%	6	4.5304	2.796784
20,000,001 to 30,000,000	3	68,191,881.75	9.28%	9	4.3835	0.914358	3.51 to 4.00	2	3,463,119.99	0.47%	5	4.5223	3.809220
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or Greater	4	15,810,139.88	2.15%	6	4.3070	4.527548
50,000,001 to 70,000,000	3	187,517,508.47	25.52%	5	4.4553	1.116634	Totals	67	734,670,215.40	100.00%	6	4.4228	1.611689
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	1	116,670,000.00	15.88%	6	4.0500	2.225600
Totals	67	734,670,215.40	100.00%	6	4.4228	1.611689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	31	208,042,016.75	28.32%	6	4.5700	NAP
							Defeased	31	208,042,016.75	28.32%	6	4.5700	NAP
Arizona	2	18,934,517.68	2.58%	6	4.5659	2.047611
							Industrial	1	6,000,000.00	0.82%	6	4.5790	2.750200
California	9	252,765,627.31	34.41%	6	4.2140	1.827547
							Lodging	4	40,110,623.82	5.46%	5	4.5348	1.685207
Florida	3	15,254,900.75	2.08%	5	4.6646	2.293431
							Mixed Use	6	100,005,143.65	13.61%	5	4.5274	1.349783
Georgia	1	1,810,250.48	0.25%	6	4.3100	1.892000
							Mobile Home Park	2	5,707,710.47	0.78%	6	4.5064	3.948771
Kentucky	1	3,614,304.49	0.49%	7	4.8000	1.681200
							Multi-Family	6	9,082,641.02	1.24%	6	4.2190	1.379681
Louisiana	2	21,618,861.43	2.94%	5	4.3735	1.388344
							Office	6	166,175,601.96	22.62%	8	4.1753	1.852225
Maryland	1	1,479,162.55	0.20%	5	4.5000	1.342200
							Retail	25	183,924,143.16	25.03%	6	4.3889	1.408870
Massachusetts	1	5,934,864.07	0.81%	6	4.3400	1.959800
							Self Storage	5	15,622,334.58	2.13%	5	4.5636	3.130841
Mississippi	1	2,030,187.45	0.28%	6	4.3100	1.892000
							Totals	86	734,670,215.40	100.00%	6	4.4228	1.611689
New Mexico	1	2,762,762.66	0.38%	5	4.7400	1.655600

New York	7	100,790,654.44	13.72%	8	4.5168	1.032074

North Carolina	2	5,829,757.17	0.79%	7	4.6244	1.584112

Ohio	1	2,470,614.86	0.34%	5	4.5400	1.910400

South Carolina	3	13,331,058.83	1.81%	6	4.4622	1.727310

Tennessee	1	8,173,148.38	1.11%	6	4.4000	1.948100

Texas	4	17,047,842.37	2.32%	6	4.4019	2.210277

Utah	1	2,087,550.57	0.28%	6	4.6800	4.833300

Virginia	4	11,555,957.41	1.57%	5	4.5000	1.342200

Washington, DC	10	39,136,175.75	5.33%	5	4.5000	1.342200

Totals	86	734,670,215.40	100.00%	6	4.4228	1.611689

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	28	208,042,016.75	28.32%	6	4.5700	NAP	Defeased	28	208,042,016.75	28.32%	6	4.5700	NAP
	4.000% or less	2	2,615,832.79	0.36%	6	3.9631	0.335358	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	126,480,048.93	17.22%	6	4.0509	2.342123	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	15	258,791,407.82	35.23%	7	4.3851	1.258048	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	13	123,247,114.40	16.78%	5	4.5804	1.793197	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	4	14,496,024.39	1.97%	7	4.9120	1.706253	49 months or greater	39	526,628,198.65	71.68%	6	4.3646	1.651984
	5.001% or greater	1	997,770.32	0.14%	5	5.2500	1.563800	Totals	67	734,670,215.40	100.00%	6	4.4228	1.611689
	Totals	67	734,670,215.40	100.00%	6	4.4228	1.611689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	28	208,042,016.75	28.32%	6	4.5700	NAP	Defeased	28	208,042,016.75	28.32%	6	4.5700	NAP
	61 months or less	39	526,628,198.65	71.68%	6	4.3646	1.651984	Interest Only	4	138,470,000.00	18.85%	6	4.1053	2.391428
62 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	34,429,805.06	4.69%	5	4.5236	1.775205
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	25	281,697,658.87	38.34%	7	4.4249	1.382440
	Totals	67	734,670,215.40	100.00%	6	4.4228	1.611689	301 months to 360 months	1	69,220,685.79	9.42%	5	4.5700	1.223500
								361 months or greater	2	2,810,048.93	0.38%	6	4.0903	1.280747
								Totals	67	734,670,215.40	100.00%	6	4.4228	1.611689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	28	208,042,016.75	28.32%	6	4.5700	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	32	510,785,206.74	69.53%	6	4.3647	1.656198
	13 months to 24 months	6	14,845,221.59	2.02%	6	4.3005	1.512929
	25 months or greater	1	997,770.32	0.14%	5	5.2500	1.563800
	Totals	67	734,670,215.40	100.00%	6	4.4228	1.611689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310925932	OF	Los Angeles	CA	Actual/360	4.050%	380,635.88	0.00	0.00	N/A	09/01/24	--	116,670,000.00	116,670,000.00	03/01/24
2	310924360	RT	Corona	CA	Actual/360	4.300%	229,542.00	141,611.58	0.00	N/A	09/11/24	--	66,267,138.55	66,125,526.97	03/11/24
3	310925839	MU	New York	NY	Actual/360	4.570%	255,207.42	102,993.40	0.00	N/A	08/11/24	--	69,323,679.19	69,220,685.79	03/11/24
4	440000401	Various Various		Various	Actual/360	4.500%	189,538.61	115,217.80	0.00	N/A	08/01/24	--	52,286,513.51	52,171,295.71	03/01/24
4A	302530401				Actual/360	4.500%	11,874.14	3,275,625.86	0.00	N/A	08/01/24	03/01/24	3,275,625.86	0.00	03/01/24
5	302530005	OF	Schaumburg	IL	Actual/360	4.600%	141,632.03	76,241.83	0.00	N/A	09/01/24	05/01/24	38,221,536.25	38,145,294.42	03/01/24
6	440000420	OF	Albany	NY	Actual/360	4.480%	90,271.42	55,691.03	0.00	N/A	09/01/25	--	25,013,633.52	24,957,942.49	03/06/24
7	310924024	LO	New Orleans	LA	Actual/360	4.360%	70,805.73	77,131.59	0.00	N/A	08/11/24	--	20,159,808.92	20,082,677.33	03/11/24
8	310925180	OF	Culver City	CA	Actual/360	4.480%	75,027.04	52,863.87	0.00	N/A	09/11/24	06/11/24	20,789,512.96	20,736,649.09	03/11/24
9	820923764	RT	Antioch	CA	Actual/360	4.300%	80,347.06	44,360.54	0.00	N/A	07/11/24	--	23,195,622.47	23,151,261.93	03/11/24
10	302530010	RT	Simi Valley	CA	Actual/360	4.500%	65,735.02	45,735.75	0.00	N/A	10/01/24	--	18,133,799.93	18,088,064.18	03/01/24
11	440000431	MF	WinstonSalem	NC	Actual/360	4.500%	70,259.84	40,197.56	0.00	N/A	10/01/24	--	19,382,024.02	19,341,826.46	03/01/24
13	302530013	OF	Pomona	CA	Actual/360	4.720%	51,399.08	49,490.71	0.00	N/A	10/01/24	--	13,518,169.29	13,468,678.58	03/01/24
14	310924797	LO	Orlando	FL	Actual/360	4.640%	50,056.74	33,636.88	0.00	N/A	08/11/24	--	13,392,111.23	13,358,474.35	03/11/24
15	780925073	MU	Frisco	TX	Actual/360	4.340%	46,195.84	24,907.05	0.00	N/A	09/11/24	--	13,213,493.76	13,188,586.71	03/11/24
16	780925289	RT	Chandler	AZ	Actual/360	4.340%	43,283.55	26,327.67	0.00	N/A	09/11/24	--	12,380,484.59	12,354,156.92	03/11/24
17	416000160	Various Shreveport		LA	Actual/360	4.890%	41,290.19	25,308.67	0.00	N/A	10/01/24	07/01/24	10,481,961.27	10,456,652.60	03/01/24
18	416000158	OF	Houston	TX	Actual/360	4.530%	37,363.34	25,737.71	0.00	N/A	10/01/24	09/01/24	10,238,868.96	10,213,131.25	03/01/24
19	440000424	SS	Yukon	OK	Actual/360	4.437%	32,849.17	23,481.10	0.00	N/A	09/01/24	--	9,190,506.41	9,167,025.31	03/01/24
21	310924346	RT	Jacksonville	FL	Actual/360	4.350%	31,702.64	20,567.60	0.00	N/A	05/01/24	--	9,047,125.53	9,026,557.93	03/01/24
22	416000150	LO	Various	MI	Actual/360	5.110%	31,871.82	27,820.88	0.00	N/A	08/01/24	--	7,742,664.77	7,714,843.89	03/01/24
24	310924683	MU	Merced	CA	Actual/360	4.570%	28,757.70	19,773.34	0.00	N/A	08/11/24	05/11/24	7,811,645.35	7,791,872.01	03/11/24
25	310924957	RT	Murfreesboro	TN	Actual/360	4.400%	29,030.55	17,289.83	0.00	N/A	09/11/24	--	8,190,438.21	8,173,148.38	03/11/24
26	302530026	LO	Lenox	MA	Actual/360	4.660%	25,454.37	33,546.94	0.00	N/A	09/01/24	--	6,780,799.97	6,747,253.03	03/01/24
27	440000412	RT	Columbia	SC	Actual/360	4.600%	27,739.00	18,783.48	0.00	N/A	09/01/24	--	7,485,787.15	7,467,003.67	03/01/24
28	310923752	SS	San Rafael	CA	Actual/360	4.560%	32,325.33	0.00	0.00	N/A	07/11/24	--	8,800,000.00	8,800,000.00	03/11/24
29	440000427	SS	Yukon	OK	Actual/360	4.430%	23,421.37	16,781.40	0.00	N/A	09/01/24	--	6,563,160.42	6,546,379.02	03/01/24
30	890924563	RT	Surprise	AZ	Actual/360	4.990%	26,514.92	15,845.72	0.00	N/A	09/11/24	--	6,596,206.48	6,580,360.76	03/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	310925303	RT	Various	Various	Actual/360	4.310%	23,013.22	13,310.10	0.00	N/A	09/11/24	--	6,628,337.55	6,615,027.45	03/11/24
33	310923717	RT	Los Angeles	CA	Actual/360	4.050%	22,837.50	0.00	0.00	N/A	08/11/24	--	7,000,000.00	7,000,000.00	03/11/24
34	310924134	OF	Plymouth	MA	Actual/360	4.340%	20,788.13	11,208.17	0.00	N/A	09/11/24	--	5,946,072.24	5,934,864.07	03/11/24
35	440000429	IN	Windsor	CA	Actual/360	4.579%	22,131.83	0.00	0.00	N/A	09/01/24	--	6,000,000.00	6,000,000.00	03/01/24
36	310924234	SS	Corona	CA	Actual/360	4.290%	20,389.42	0.00	0.00	N/A	08/11/24	05/11/24	5,900,000.00	5,900,000.00	03/11/24
37	302530037	SS	Sugar Land	TX	Actual/360	4.590%	17,238.19	11,641.26	0.00	N/A	10/05/24	--	4,662,120.30	4,650,479.04	03/05/24
39	302530039	SS	Pearland	TX	Actual/360	4.590%	16,046.19	10,836.27	0.00	N/A	10/05/24	--	4,339,740.64	4,328,904.37	03/05/24
40	302530040	MH	El Centro	CA	Actual/360	4.530%	17,581.37	8,859.04	0.00	N/A	09/02/24	--	4,817,913.43	4,809,054.39	03/02/24
41	416000157	RT	Greenville	SC	Actual/360	4.290%	13,687.88	10,284.91	0.00	N/A	09/01/24	--	3,960,805.15	3,950,520.24	03/01/24
42	416000159	LO	Lexington	KY	Actual/360	4.800%	14,026.32	13,191.04	0.00	N/A	10/01/24	--	3,627,495.53	3,614,304.49	03/01/24
44	440000428	MU	Mustang	OK	Actual/360	4.437%	12,318.44	8,805.41	0.00	N/A	09/01/24	--	3,446,440.04	3,437,634.63	03/01/24
47	416000161	LO	Wilmington	NC	Actual/360	4.910%	12,127.73	11,046.61	0.00	N/A	10/01/24	--	3,066,214.26	3,055,167.65	03/01/24
48	410924494	SS	Brownsville	TX	Actual/360	4.400%	12,060.85	7,218.45	0.00	N/A	05/11/24	--	3,402,747.30	3,395,528.85	03/11/24
49	302530049	SS	Riverview	FL	Actual/360	4.640%	12,431.58	7,268.61	0.00	N/A	09/01/24	--	3,325,928.91	3,318,660.30	03/01/24
51	302530051	SS	Lehigh Acres	FL	Actual/360	4.730%	11,704.13	6,641.47	0.00	N/A	09/01/24	--	3,071,725.72	3,065,084.25	03/01/24
52	410923469	OF	Wilmington	NC	Actual/360	4.300%	10,691.98	6,628.52	0.00	N/A	08/11/24	05/11/24	3,086,699.73	3,080,071.21	03/11/24
54	302530054	SS	Houston	TX	Actual/360	4.590%	10,239.00	6,914.57	0.00	N/A	10/05/24	--	2,769,167.77	2,762,253.20	03/05/24
55	410923792	RT	Albuquerque	NM	Actual/360	4.740%	10,575.42	6,879.58	0.00	N/A	08/01/24	--	2,769,642.24	2,762,762.66	03/01/24
			West Chester
56	410924413	MF		OH	Actual/360	4.540%	9,069.77	9,347.71	0.00	N/A	08/11/24	--	2,479,962.57	2,470,614.86	03/11/24
			Township
58	410923724	SS	Santa Cruz	CA	Actual/360	4.530%	7,771.83	8,034.33	0.00	N/A	08/11/24	--	2,129,754.17	2,121,719.84	03/11/24
59	410924497	SS	San Antonio	TX	Actual/360	4.400%	8,849.84	5,296.66	0.00	N/A	05/11/24	--	2,496,821.01	2,491,524.35	03/11/24
60	302530060	SS	Webster	TX	Actual/360	4.590%	8,460.16	5,713.30	0.00	N/A	10/05/24	--	2,288,076.13	2,282,362.83	03/05/24
61	410923184	SS	Saratoga Springs	UT	Actual/360	4.680%	7,899.30	7,753.32	0.00	N/A	09/01/24	--	2,095,303.89	2,087,550.57	03/01/24
62	410924495	SS	McAllen	TX	Actual/360	4.400%	8,614.89	5,156.04	0.00	N/A	05/11/24	--	2,430,533.67	2,425,377.63	03/11/24
64	302530064	SS	Hobe Sound	FL	Actual/360	4.820%	8,137.84	4,483.16	0.00	N/A	09/01/24	--	2,095,882.12	2,091,398.96	03/01/24
68	410925129	RT	Charleston	SC	Actual/360	4.280%	6,614.64	4,987.26	0.00	N/A	09/11/24	--	1,918,522.18	1,913,534.92	03/11/24
69	410924500	SS	Brownsville	TX	Actual/360	4.400%	7,283.50	4,359.19	0.00	N/A	05/11/24	--	2,054,906.18	2,050,546.99	03/11/24
72	410925505	SS	Palm Springs	CA	Actual/360	4.420%	6,587.60	3,451.26	0.00	N/A	06/11/24	--	1,850,159.86	1,846,708.60	03/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
73	470091940	MF	Bronx	NY	Actual/360	3.940%	5,123.70	4,355.55	0.00	N/A	09/01/24	--	1,614,329.60	1,609,974.05	03/01/24
75	790924907	MH	Grand Rapids	MI	Actual/360	4.520%	5,692.06	3,957.55	0.00	N/A	06/11/24	--	1,563,275.50	1,559,317.95	03/11/24
76	410924609	RT	Kenner	LA	Actual/360	4.550%	5,644.78	3,885.87	0.00	N/A	09/11/24	--	1,540,069.97	1,536,184.10	03/11/24
79	410925101	SS	Mesquite	TX	Actual/360	4.510%	4,885.76	3,408.26	0.00	N/A	09/11/24	--	1,344,808.41	1,341,400.15	03/11/24
80	470092070	MF	Brooklyn	NY	Actual/360	4.110%	4,731.90	2,064.99	0.00	N/A	09/01/24	--	1,429,217.04	1,427,152.05	03/01/24
82	470091910	MF	New York	NY	Actual/360	4.070%	4,540.56	2,005.13	0.00	N/A	10/01/24	--	1,384,902.01	1,382,896.88	03/01/24
83	410925111	SS	Fort Worth	TX	Actual/360	4.510%	4,631.76	3,231.07	0.00	N/A	09/11/24	--	1,274,895.09	1,271,664.02	03/11/24
85	302530085	RT	Mansfield	TX	Actual/360	4.830%	4,860.54	3,036.66	0.00	N/A	10/01/24	--	1,249,228.15	1,246,191.49	03/01/24
87	410924888	MF	North Tonawanda	NY	Actual/360	4.420%	4,234.17	3,044.00	0.00	N/A	09/11/24	--	1,189,188.44	1,186,144.44	03/11/24
88	410922481	RT	Ocoee	FL	Actual/360	5.250%	4,234.77	3,555.45	0.00	N/A	08/01/24	--	1,001,325.77	997,770.32	03/01/24
89	470091500	MF	New Rochelle	NY	Actual/360	4.000%	3,249.86	2,717.83	0.00	N/A	08/01/24	--	1,008,576.57	1,005,858.74	03/01/24
91	410925120	MH	Merritt Island	FL	Actual/360	4.380%	3,178.93	2,316.45	0.00	N/A	09/11/24	--	900,972.53	898,656.08	03/11/24
Totals							2,634,319.14	4,643,864.84	0.00				739,314,080.24	734,670,215.40
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	39,706,979.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,533,054.30	6,110,128.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	25,480,520.50	13,863,274.72	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,720,784.56	3,878,035.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	789,122.45	514,955.05	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,125,474.39	2,670,558.74	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1,767,846.00	1,271,433.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,966,565.00	1,502,414.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,586,763.73	2,693,696.09	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,839,319.43	1,372,925.74	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,844,186.81	1,410,533.11	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	9,826.57	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,124,733.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	675,199.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,036,400.66	769,259.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	1,049,901.03	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	878,662.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,398,154.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	804,290.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	808,015.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,269,172.92	992,708.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	525,330.40	0.00	--	--	--	0.00	0.00	0.00	0.00	3,013.56	0.00
42	632,020.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	411,175.55	436,491.43	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	348,980.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	443,253.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	688,089.37	534,326.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	914,391.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	624,620.93	485,011.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
73	28,601.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	262,433.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	410,207.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	32,084.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	173,101.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
83	276,140.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	175,105.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	216,572.77	202,945.07	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
88	148,667.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
89	37,296.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
91	202,513.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	107,905,831.33	39,758,598.55				0.00	0.00	0.00	0.00	12,840.13	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422770%	4.363776%	6
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423275%	4.364422%	7
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423419%	4.364574%	8
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423563%	4.364724%	9
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423713%	4.388293%	10
10/17/23	1	6,652,590.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.423854%	4.388432%	11
09/15/23	1	6,667,226.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424003%	4.388577%	12
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424142%	4.388713%	13
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424280%	4.388848%	14
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424425%	4.388990%	15
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424561%	4.389123%	16
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	1,984,312.00	4.424704%	4.389263%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		635,491,144	635,491,144		0	0
7 - 12 Months		74,221,129	74,221,129		0	0
13 - 24 Months		24,957,942	24,957,942		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-24	734,670,215	734,670,215	0	0	0	0
Feb-24	739,314,080	739,314,080	0	0	0	0
Jan-24	740,533,942	740,533,942	0	0	0	0
Dec-23	741,749,084	741,749,084	0	0	0	0
Nov-23	743,034,046	743,034,046	0	0	0	0
Oct-23	744,239,515	737,586,925	6,652,590	0	0	0
Sep-23	745,515,151	738,847,924	6,667,226	0	0	0
Aug-23	746,711,019	746,711,019	0	0	0	0
Jul-23	747,902,261	747,902,261	0	0	0	0
Jun-23	749,164,180	749,164,180	0	0	0	0
May-23	750,345,930	750,345,930	0	0	0	0
Apr-23	751,598,699	751,598,699	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	310925839	69,220,685.79	69,220,685.79	555,000,000.00	07/16/14	13,613,563.72	1.22350	06/30/23	08/11/24	305
Totals		69,220,685.79	69,220,685.79	555,000,000.00		13,613,563.72

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	310925839	MU	NY	11/30/23	13

The loan transferred to Special Servicing effective 11/30/2023 for imminent maturity default. The loan collateral is a collection of mixed-use, commercial condo units totaling 536,888 SF located on Manhattan's Upper West Side in New York, NY.

The assets are situated at five (5) different addresses containing approximately 276,00 SF of retail space (55%), approximately 110,000 SF of commercial/school space (23%), and three parking garages with 417 spaces within approximately

108,00 SF (22%). Most recent inspection reports the portfolio to be in good condition. Since loan origination a number of tenants have vacated the property (Michael's, Petco, Modell's, Duane Reade, Ann Taylor and Verizon), but those spaces have been since been re-tenanted. Strategy is to dual track a loan modification while monitoring the loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	440000420	0.00	4.48000%	0.00	2.00000%	9	03/30/21	03/30/21	--
26	302530026	0.00	4.66000%	0.00	4.66000%	9	10/28/20	10/15/20	--
42	416000159	4,119,101.43	4.80000%	4,119,101.43 4.80000%		10	07/01/20	06/01/20	08/11/20
42	416000159	0.00	4.80000%	0.00	4.80000%	10	08/11/20	06/01/20	07/01/20
Totals		4,119,101.43		4,119,101.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	13,961.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	13,961.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		13,961.02

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Supplemental Notes
None

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